Citi Fund Services, Inc.

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

May 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Access One Trust (the “Trust”)

File Nos. 333-119022 and 811-21634

Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of the Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectus and Statement of Additional Information of the Trust do not differ from those contained in Post-Effective Amendment No. 19 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Wednesday, April 29, 2009.

Questions related to this filing should be directed to my attention at (617) 476-1821 or, in my absence, to Barry Pershkow, ProFund Advisors LLC at (240) 497-6495.

Sincerely,

/s/ Jack P. Huntington
Jack P. Huntington Vice President

cc:	Barry Pershkow